SEGMENTED INFORMATION (Details 2) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Exploration And Evaluation Assets - Mexico	$ 53,133	$ 50,110
Exploration And Evaluation Assets - Canada	1	1
Total Exploration And Evaluation Assets	$ 53,134	$ 50,111